CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A,designated	3,500,000	3,500,000	3,500,000
Preferred stock Series A, shares issued	2,234,673	2,126,575	1,924,230
Preferred stock Series A, shares outstanding	2,234,673	2,126,575	1,924,230
Preference in liquidation	$ 1,768,086
Preferred stock Series B, par value	$ 0.001	$ 0.001
Preferred stock Series B, designated	12,000,000	12,000,000
Preferred stock Series B, shares issued	5,604,326	0
Preferred stock, Series B, shares outstanding	5,604,326	0
Preference in liquidation	$ 4,490,879
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	24,390,013	24,330,013	22,310,894
Common stock, shares outstanding	24,390,013	24,330,013	22,310,894